SHAREHOLDERS' EQUITY (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2024 USD ($)
SHAREHOLDERS' EQUITY
Capital contributions by shareholders	$ 0	$ 0	$ 0	$ 828,056	¥ 5.9
Stockholders' equity	30,836,284	27,621,896	18,634,687			$ 21,165,627
Paid in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	10,420,096	10,420,096	5,346,674			5,346,674
Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity	1,145,692	908,214	$ 741,584			$ 818,465
YSX PRC Entities | Paid in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	$ 11,600,000
YSX PRC Entities | Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity		$ 11,300,000